EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of earnings per share

	2023
	(Restated, Note 2)	2022	2021
Net loss for the period attributable to ordinary equity holders from continuing operations ($’000)	(34,637)	(228,961)	41,403
Finance Weighted average number of ordinary shares in issue (‘000)	503,917	473,930	397,513
Basic and diluted loss per share for continuing operations ($USD)	(0.07)	(0.48)	0.10

	2023
	(Restated, Note 2)	2022	2021
Net loss for the period attributable to ordinary equity holders from continuing operations ($’000)	(34,637)	(228,961)	41,403
Diluted number of ordinary shares in issue (‘000)	503,917	473,930	415,201
Diluted earnings/(loss) per share for continuing operations ($USD)	(0.07)	(0.48)	0.10